Intangible Assets, Net (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 160,222
2020	160,222
2021	160,222
2022	160,222
2023 and Thereafter	6,200,676
Estimated future amortization expense	$ 6,841,513	$ 7,401,550